Financial Liabilities at Amortised Cost (Details) - Schedule of Obligations Related to Instruments Sold under Repurchase Agreements - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Obligations Related to Instruments Sold under Repurchase Agreements [Line Items]
Transactions with domestic banks	$ 662,793	$ 0
Transactions with foreign banks	699,048	0
Transactions with other Chilean entities	225,245	276,588
Transactions with other foreign entities	1,168,157	0
Total	2,755,243	276,588
Repurchase agreements with other banks
Schedule of Obligations Related to Instruments Sold under Repurchase Agreements [Line Items]
Transactions with domestic banks	662,793	0
Transactions with foreign banks	699,048	0
Repurchase agreements
Schedule of Obligations Related to Instruments Sold under Repurchase Agreements [Line Items]
Transactions with other Chilean entities	225,245	276,588
Transactions with other foreign entities	1,168,157	0
From 1 day to less than 3 months
Schedule of Obligations Related to Instruments Sold under Repurchase Agreements [Line Items]
Transactions with domestic banks	0	0
Transactions with foreign banks	0	0
Transactions with other Chilean entities	0	0
Transactions with other foreign entities	0	0
Total	0	0
From 1 day to less than 3 months | Repurchase agreements with other banks
Schedule of Obligations Related to Instruments Sold under Repurchase Agreements [Line Items]
Transactions with domestic banks	0
Transactions with foreign banks	0
From 1 day to less than 3 months | Repurchase agreements
Schedule of Obligations Related to Instruments Sold under Repurchase Agreements [Line Items]
Transactions with other Chilean entities	0	0
Transactions with other foreign entities	0	0
More than 3 months and less than 1 year
Schedule of Obligations Related to Instruments Sold under Repurchase Agreements [Line Items]
Transactions with domestic banks	662,793	0
Transactions with foreign banks	699,048	0
Transactions with other Chilean entities	225,245	276,588
Transactions with other foreign entities	593,788	0
Total	2,180,874	276,588
More than 3 months and less than 1 year | Repurchase agreements with other banks
Schedule of Obligations Related to Instruments Sold under Repurchase Agreements [Line Items]
Transactions with domestic banks	662,793
Transactions with foreign banks	699,048	0
More than 3 months and less than 1 year | Repurchase agreements
Schedule of Obligations Related to Instruments Sold under Repurchase Agreements [Line Items]
Transactions with other Chilean entities	225,245	276,588
Transactions with other foreign entities	593,788	0
More than 1 year
Schedule of Obligations Related to Instruments Sold under Repurchase Agreements [Line Items]
Transactions with domestic banks	0	0
Transactions with foreign banks	0	0
Transactions with other Chilean entities	0	0
Transactions with other foreign entities	574,369	0
Total	574,369	0
More than 1 year | Repurchase agreements with other banks
Schedule of Obligations Related to Instruments Sold under Repurchase Agreements [Line Items]
Transactions with domestic banks	0	0
Transactions with foreign banks	0	0
More than 1 year | Repurchase agreements
Schedule of Obligations Related to Instruments Sold under Repurchase Agreements [Line Items]
Transactions with other Chilean entities	0	0
Transactions with other foreign entities	$ 574,369	$ 0